SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              / X /


         Pre-Effective Amendment No.                                 /   /
         Post-Effective Amendment No.                                /   /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT              / X /
OF 1940

         Amendment No.                                               /   /

                        (Check appropriate box or boxes.)

Sparrow Funds - File Nos. 333-    and 811-
------------------------------------------
(Exact Name of Registrant as Specified in Charter)

225 S. Meramec Avenue, Suite 732 Tower, St. Louis, MO  63105
------------------------------------------------------------
  (Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:   (314) 725-6161
                                                      --------------

Gerald R. Sparrow, Sparrow Funds, 225 S. Meramec Ave., Ste. 732 Tower,
St. Louis, MO  63105
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: October 1, 1998.

It is proposed  that this filing will become  effective:
/ /  immediately  upon filing pursuant to paragraph (b)
/ / on            pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares.

         Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                                  Sparrow Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                               SPARROW GROWTH FUND


ITEM                                                          SECTION IN PROSPECTUS

  1..............................   Cover Page
  2..............................   Summary of Fund Expenses
  3..............................   Performance Information
  4..............................   The Fund, Investment Objective and Strategies and Risk Considerations, Operation
                                    of the Fund, General Information
  5..............................   Operation of the Fund
  5A.............................   None
  6..............................   Cover Page, Dividends and Distributions, Taxes, General Information, How to
                                    Redeem Shares
  7..............................   Cover Page, How to Invest in the Fund, Share Price Calculation, Operation of the
                                    Fund, How to Redeem Shares
  8..............................   How to Redeem Shares
  9..............................   None
 13..............................   Investment Objective and Strategies and Risk Considerations
 15..............................   General Information


                                                              SECTION IN STATEMENT OF
ITEM                                                          ADDITIONAL INFORMATION

 10..............................   Cover Page
 11..............................   Table of Contents
 12..............................   None
 13..............................   Additional Information About Fund Investments and Risk Considerations,
                                    Investment Limitations
 14..............................   Trustees and Officers
 15..............................   Description of the Trust
 16..............................   The Investment Adviser, Custodian, Transfer Agent, Accountants, Trustees and
                                    Officers
 17..............................   Portfolio Transactions and Brokerage
 18..............................   Description of the Trust
 19..............................   Determination of Share Price
 20..............................   None
 21..............................   Distributor
 22..............................   Investment Performance
 23..............................   None


                             SPARROW GROWTH FUND



PROSPECTUS                                                       ________, 1998

                            225 South Meramec Avenue
                                 Suite 732 Tower
                            St. Louis, Missouri 63105

               For Information, Shareholder Services and Requests:
                                 (888) ___-____


     Sparrow Growth Fund (the "Fund") is a diversified, open-end mutual fund whose investment objective is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks which the Adviser believes have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The model looks at a variety of factors to select stocks which the Adviser believes demonstrate strong earnings momentum.

     This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission (the "SEC") dated ________, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


     Shares of the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency, entity, or person. The purchase of Fund shares involves investment risks, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

     The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated expenses for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

     Shareholders should be aware that the Fund, unlike most other mutual funds, does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses1
  Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price).....................................5.75%
  Maximum Deferred Sales Charge (as a percentage
   of the lower of original purchase price or redemption proceeds)2.........NONE
  Sales Charge Imposed on Reinvested Dividends..............................NONE
  Redemption Fee............................................................NONE
  Exchange Fees.............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)
  Management Fees..........................................................2.50%
  12b-1 Charges3...........................................................0.00%
  Other Expenses4..........................................................0.00%
Total Fund Operating Expenses5.............................................2.50%

1 Processing organizations may impose transactional fees on shareholders.

2 A deferred sales charge of 1.00% is assessed on redemptions of shares that were purchased without an initial sales charge if the redemption occurs within 18 months of purchase.

3 Distribution expenses incurred by the Fund under the 12b-1 Distribution Plan are paid by the Adviser.

4 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than 0.01% of average net assets for the first fiscal year.

5 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all operating expenses (except as described in footnote 2).

Example

     You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                           1 Year                             3 Years
                           ------                             -------
                           $---                               $----

                                    THE FUND

     Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds, an Ohio business trust (the "Trust") on July __, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Sparrow Capital Management Incorporated (the "Adviser").

           INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

The investment objective of the Fund is to provide shareholders with long term capital appreciation. The Fund seeks to achieve this objective by investing primarily in a broad range of common stocks which the Adviser believes have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The model looks at a variety of factors to select stocks ("core momentum growth stocks") which the Adviser believes demonstrate strong earnings momentum. Although the Fund may invest in stocks of all market capitalization ranges, it is anticipated that the majority of the Fund's investments will be in common stocks of large capitalization companies (over $10 billion). The Adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors.

     Although the Fund will invest primarily in common stocks, the Fund may hold warrants and rights issued in conjunction with common stocks. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest in foreign equity securities through the purchase of American Depository Receipts. American Depository Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business and economic conditions.

     The Adviser has been managing equity accounts with investment objectives, policies and strategies substantially similar to the Fund since January 1996. The data provided below illustrates the past performance of the Adviser in managing such accounts, as compared to the S&P 500. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of June 30, 1998, the assets in those accounts totaled approximately $__ million.

[Chart showing growth of $10,000 investment from January 1, 1997 through June 30, 1998, compared to the S&P 500 Index.]


                                    Core Growth Equity Accounts(1)                      S&P 500(2)
                                    ----------------------------                        --------

         1998(3)                                     + ___%                              + 17.6%
         1997                                        +37.6%                              + 33.4%
         1996                                        +28.0%                              + 22.9%

     1 Performance of the Adviser's equity accounts prior to 1996 has been excluded because the investment strategies were significantly different. The composite rate of return is weighted using beginning-of-quarter market values plus weighted cash flows. Performance figures are net of management fees and all expenses of the accounts, and include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). AIMR was not involved with the preparation or review of the performance composite.

     2 The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested.
Performance figures for the Index does not reflect deduction of transaction costs or expenses, including management fees.

     3 1998 percentages represent the rates of return for the 6 month period ended June 30, 1998.

     The performance of the accounts managed by the Adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees (the use of the Fund's expense structure would have lowered the performance results), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

     For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees. A repurchase agreement is a short- term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement.

     As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Adviser has not previously managed assets organized as a mutual fund, and the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See the Fund's Statement of Additional Information for a more detailed discussion of the Fund's investment practices.



                            HOW TO INVEST IN THE FUND

     Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $10,000 and minimum subsequent investments of $500.

Initial Purchase

     By Mail:  You may open an account  and make an initial  investment  through
     --------
securities dealers having a sales agreement with Unified Management Corporation, the Fund's distributor (the "Distributor"). You may also make a direct initial investment by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to Sparrow Growth Fund to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

     U.S. mail                                   Overnight
     ---------                                   ---------
     Sparrow Growth Fund                         Sparrow Growth Fund
     c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
     P.O. Box 6110                               431 N. Pennsylvania Street
     Indianapolis, Indiana  46206-6110           Indianapolis, Indiana  46204

     By  Wire:  To  purchase  shares  of the  Fund by wire,  call  Unified  Fund
     ---------
Services, Inc., the Fund's transfer agent (the "Transfer Agent") at (888) ________ for instructions. Then, you should provide your bank with the following information for purposes of wiring your investment:

                     Star Bank, N.A. Cinti/Trust
                     ABA #0420-0001-3
                     Attn:  Sparrow Growth Fund
                     D.D.A. # [insert # when available]
                     Account Name _________________ (write in shareholder name) For Account # ______________ (write in account number)

     Wire orders will be accepted only on a day on which the Fund, the Transfer Agent and Star Bank, the Fund's custodian (the "Custodian"), are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Sales Charge

     Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales charge as shown in the following table. Certain persons may be entitled to purchase shares of the Fund without paying a sales commission. See "Purchases Without a Sales Charge" on page __.









                                                 Sales Charge as of % of:



                                         Public              Net
                                         Offering           Amount           Dealer Reallowance as % of
Amount of Investment                      Price            Invested             Public Offering Price

Less than $50,000                         5.75%              6.10%                   5.25%
$50,000 but less than $100,000            4.50%              4.71%                   4.00%
$100,000 but less than $250,000           3.50%              3.63%                   3.00%
$250,000 but less than $500,000           2.50%              2.56%                   2.15%
$500,000 but less than $1,000,000         2.00%              2.04%                   1.75%
$1,000,000 or more                        None               None                    None





     There is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed if you redeem these shares within eighteen months of purchase, based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

     In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Distributor receives the entire amount of any CDSC you pay. [See the SAI for more information about the CDSC.]

     Except as stated below, the Distributor pays investment dealers of record commissions on sales of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

     On sales to qualified retirement plans for which no sales charge was paid because the plan had at least 200 eligible employees, the Distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, 0.50% of the next $16 million and 0.25% thereafter.

     Under certain circumstances, the Distributor may change the reallowance to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.


     For purposes of determining the applicable sales charge, a "purchaser" includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

     Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

Subsequent Purchases

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) through your securities dealer, or directly from the Fund by mail or wire. If your securities dealer received concessions for selling shares of the Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain the name of your account and your account number. Checks should be made payable to the Sparrow Growth Fund and should be sent to the Transfer Agent, as instructed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Purchases Without a Sales Charge

     The persons described below may purchase and redeem shares of the Fund without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Transfer Agent as to which conditions apply.

o Trustees, directors, officers and employees of the Trust, the Adviser and service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans of such entities;

o Broker-dealers with selling agreements with the Distributor or otherwise entitled to be compensated under the Fund's 12b-1 Distribution Plan (and employees, their immediate family members and employee benefit plans of such entities);

o    Registered   representatives   (and  their  immediate  family  members)  of
     broker-dealers with selling agreements with the Distributor;

o Tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Fund;

o Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Distributor (and employees, their immediate family members and employee benefit plans of such entities);

o Clients (who pay a fee to the relevant administrator or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator or financial intermediary has an agreement with the Distributor or the Fund for this purpose;

o Clients of the Adviser who were not introduced to the Adviser by a financial intermediary and, prior to the effective date of the Fund, executed investment management agreements with the Adviser;

o Separate accounts of insurance companies, provided the insurance company has an agreement with the Distributor or the Fund for this purpose;

o    Participants  in  wrap  account  programs,   provided  the   broker-dealer,
     registered investment adviser or bank offering the program has an agreement with the Distributor or the Fund for this purpose.

     In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Right of Accumulation

     Any "purchaser" (as defined above) may buy shares of the Fund at a reduced sales charge [or at net asset value] by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

     A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes all purchases of shares of the Fund over the 13 month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact the Transfer Agent to obtain a Letter of Intent application.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Unified Fund Services, Inc. the Transfer Agent at 888-________ for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

     Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

     All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. Presently, there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares.

     By Mail - You may redeem any part of your account in the Fund by mail. Your request should be addressed to:

                               Sparrow Growth Fund
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, IN 46204-1806

     "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (888) _______. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving or in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (888) _______. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has cleared, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

     The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

     Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of Sparrow Funds, an open-end management investment company organized as an Ohio business trust on July __, 1998. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Sparrow Capital Management Incorporated, 225 South Meramec Avenue, Suite 732 Tower, St. Louis, Missouri 63105 (the "Adviser") to manage the Fund's investments. The Adviser is an independent investment counselor and registered investment adviser which, together with its affiliated minority owned investment management firm, Buford, Dickson, Harper & Sparrow Inc., has over $60 million of core momentum growth stock assets under management. Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds. The firm was founded in 1988 and is 100% owned by the President and founder, Gerald R. Sparrow. The sole investment focus of the firm is core momentum growth stocks. The investment decisions of the Fund are made by the Adviser's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio.

         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 2.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Administrator") to manage the Fund's business affairs and provide the Fund with fund accounting and administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Unified Fund Services, Inc. (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. For its services as Administrator (including its fund accounting services), Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.__% of the Fund's average daily net assets. The Fund retains Unified Management Corporation, 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

                                DISTRIBUTION PLAN

     [The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund is authorized to incur distribution expenses at an annual rate of 0.25% of the average daily net assets of the Fund. The expenses may include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Fund may, under the Plan, make payments to selected dealers and administrators which have entered into Service Agreements for services provided to shareholders of the Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The service provided by administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other services to the Fund as the Fund may reasonably request. All distribution expenses incurred by the Fund under the Plan are Fund expenses, but they are paid by the Adviser pursuant to the management agreement. The Adviser may also compensate such dealers and administrators out of its own assets.]

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Fund Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objective the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that portfolio turnover will not exceed 200%. The brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund does not anticipate any adverse tax consequences as a result of its portfolio turnover rate, although substantial net capital gains could be realized, and any distributions derived from such gains may be ordinary income for federal tax purposes. Actual holding period will vary by type of security and market conditions.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Prior to the offering made by this Prospectus, ___________________________________ purchased for investment all of the outstanding shares of the Fund and as a result may be deemed to control the Fund.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales charge from the initial investment.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales charge which, if included, would reduce the quoted performance. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                                                     Transfer Agent and Administrator
Sparrow Capital Management Incorporated                                (all purchases and redemptions)
225 South Meramec Avenue                                               Unified Fund Services, Inc.
Suite 732 Tower                                                        431 North Pennsylvania Street
St. Louis, Missouri  63105                                             Indianapolis, IN  46204-1806

Custodian                                                              Auditors
Star Bank, N.A.                                                        McCurdy & Associates CPA's, Inc.
312 Walnut Street                                                      27955 Clemens Road
Cincinnati, Ohio  45202                                                Westlake, Ohio 44145

Legal Counsel                                                          Distributor
Brown, Cummins & Brown Co., L.P.A.                                     Unified Management Corporation
3500 Carew Tower, 441 Vine Street                                      431 N. Pennsylvania Street
Cincinnati, Ohio  45202                                                Indianapolis, Indiana 46204-1806

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS                             PAGE


SUMMARY OF FUND EXPENSES....................................................  2
         Shareholder Transaction Expenses...................................  2
         Annual Fund Operating Expenses.....................................  2

THE FUND ...................................................................  3

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS.................  3

HOW TO INVEST IN THE FUND...................................................  5
         Initial Purchase...................................................  5
         Sales Charge.......................................................  5
         Subsequent Purchases...............................................  7
         Automatic Investment Plan..........................................  7
         Purchases Without a Sales Charge...................................  7
         Right of Accumulation..............................................  8
         Letter of Intent...................................................  8
         Tax Sheltered Retirement Plans.....................................  9
         Other Purchase Information.........................................  9

HOW TO REDEEM SHARES........................................................  9
         By Mail  ..........................................................  9
         By Telephone....................................................... 10
         Additional Information............................................. 10

SHARE PRICE CALCULATION..................................................... 11

DIVIDENDS AND DISTRIBUTIONS................................................. 11

TAXES    ................................................................... 12

OPERATION OF THE FUND....................................................... 12

DISTRIBUTION PLAN........................................................... 13

GENERAL INFORMATION......................................................... 14
         Fundamental Policies............................................... 14
         Fund Turnover...................................................... 14
         Shareholder Rights................................................. 14

PERFORMANCE INFORMATION..................................................... 14

                               SPARROW GROWTH FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                                 ________, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Sparrow Growth Fund dated ________, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling 1-888-________.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                           PAGE


DESCRIPTION OF THE TRUST..................................................... 1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
         CONSIDERATIONS...................................................... 1

INVESTMENT LIMITATIONS....................................................... 2

THE INVESTMENT ADVISER....................................................... 4

TRUSTEES AND OFFICERS........................................................ 4

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................... 5

DETERMINATION OF SHARE PRICE................................................. 6

INVESTMENT PERFORMANCE....................................................... 7

CUSTODIAN.................................................................... 8

TRANSFER AGENT............................................................... 8

ACCOUNTANTS.................................................................. 8

DISTRIBUTOR.................................................................. 8

DESCRIPTION OF THE TRUST

         Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July __, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective and Strategies and Risk Considerations").

         Repurchase   Agreements.   A  repurchase   agreement  is  a  short-term
         ------------------------
investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

         Fundamental.  The  investment  limitations  described  below  have been
         ------------
adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non- Fundamental").

         1. Borrowing Money.  The Fund will not borrow money,  except (a) from a
         -------------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities.  The Fund will not issue senior securities.  This
         ---------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3.  Underwriting.  The Fund will not act as  underwriter  of securities
             -------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate.  The Fund will not  purchase or sell real estate.  This
         ---------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities.  The Fund will not purchase or sell commodities  unless
            ------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons,  except (a) by
            ------
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7.  Concentration.  The Fund will not  invest  25% or more of its total
             --------------
assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ----------------
with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage,  pledge, hypothecate or in any
            ---------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not engage in borrowing.
            ----------

         3. Margin Purchases. The Fund will not purchase securities or evidences
            ------------------
of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, [or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.]

         4. Options.  The Fund will not purchase or sell puts, calls, options or
           ---------
straddles.

         5. Loans. The Fund will not loan its portfolio securities.
            ------
         6. Reverse Repurchase Agreements.  The Fund will not enter into reverse
            ------------------------------
repurchase agreements.

THE INVESTMENT ADVISER

         The Fund's investment adviser is Sparrow Capital Management Incorporated (the "Adviser"). Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

         The Adviser retains the right to use the name "Sparrow" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Sparrow" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


 Name, Age                                Position             Principal Occupations
 and Address                                                  During Past 5 Years



Gerald R. Sparrow*                        Trustee, President  Director, president and treasurer of Sparrow Capital
                                          and Treasurer       Management Incorporated
Age: ___
225 South Meramec
Suite 732 Tower
St. Louis, Missouri  63105



Alex Ramos*                               Trustee and Secretary
Age: ___
225 South Meramec
Suite 732 Tower
St. Louis, Missouri  63105


  [to be supplied]








         Trustee fees are Trust expenses. The following table estimates the Trustees' compensation for the first full year of the Trust ending ___________, 1999.



                                           Name
                                    Total Compensation
                                 from Trust (the Trust is
                                  not in a Fund Complex)
Gerald R. Sparrow
                                             0
Alex Ramos
                                             0
  [to be supplied]





PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.

         [When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes adjustment is reasonable. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser. The Adviser will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.]

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

         The Fund's Prospectus, in the section "How to Invest in the Fund," describes certain types of investors for whom sales charges will be waived. The Trustees have determined that the Fund incurs no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales charges for these investors.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Fund Services, Inc., in its capacity as Fund Administrator, provides the Fund with certain monthly reports, record-keeping and other management- related services. For a description of the fees paid by the Adviser on behalf of the Fund for these administrative services, see "Operation of the Fund" in the Fund's Prospectus.

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending ___________, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Management Corporation, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                                 Sparrow Funds


PART C.           OTHER INFORMATION


Item 24.     Financial Statements and Exhibits
--------     ---------------------------------

                  (a)      Financial Statements

                           Included in Part A:  None

                           Included in Part B:  None

                  (b)      Exhibits

                           (1)      Copy of Registrant's Agreement and
                                    Declaration of Trust is filed herewith.

                           (2)      Copy of Registrant's By-Laws is filed
                                    herewith.

                           (3)      Voting Trust Agreements - None.

                           (4)      Specimen of Share Certificates - None.

                           (5) Copy of Registrant's Proposed Management Agreement with its Adviser, Sparrow Capital Management Incorporated, is filed herewith.

                           (6) Copy of Registrant's Underwriting or Distribution Contracts and Agreements with Principal Underwriters and Distributors (to be supplied).

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                           (8) Copy of Registrant's Agreement with the Custodian (to be supplied).

                           (9)      Other Material Contracts - None.

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

                           (11)     Consent of independent public accountants -
                                    None.

                           (12)     Financial Statements Omitted from Item 23 -
                                    None.

                           (13) Copy of Letter of Initial Stockholders (to be supplied).

                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15) Copy of 12b-1 Distribution Expense Plan (to be supplied).

                           (16) Schedule for Computation of Each Performance Quotation - None.

                           (17)     Financial Data Schedule - None.

                           (18)     Rule 18f-3 Plan - None.

Item 25.     Persons Controlled by or Under Common Control with the Registrant
--------     -----------------------------------------------------------------

                  None.

Item 26.     Number of Holders of Securities (as of July 15, 1998)
--------     -----------------------------------------------------

      Title of Class                                 Number of Record Holders
      --------------                                 ------------------------

   Sparrow Growth Fund                                           0

Item 27.     Indemnification
--------     ---------------

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is


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                           asserted  by such  trustee,  officer  or  controlling
                           person  in  connection  with  the  securities   being
                           registered,   the  Registrant  will,  unless  in  the
                           opinion of its counsel the matter has been settled by
                           controlling   precedent,   submit   to  a  court   of
                           appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.     Business and Other Connections of Investment Adviser
--------     ----------------------------------------------------

                  A. Sparrow Capital Management Incorporated ("Sparrow"), 225 S. Meramec Ave., Suite 732 Tower, St. Louis, MO 63105, adviser to Sparrow Funds, is a registered investment adviser.

                           (1) Sparrow has engaged in no other  business  during
                               the past two fiscal years.

                           (2) The following list sets forth other substantial
                               business activities of the officers and directors of Sparrow: None.

Item 29.     Principal Underwriters
--------     ----------------------

                  (a) Unified Management Corporation, the Registrant's distributor, acts as distributor for The Star Select Funds and The Unified Funds, both at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; Saratoga Advantage Trust, 1501 Franklin Avenue, Mineola, NY 11501; the SMT Funds, 620 Woodmere Avenue, Suite B, Traverse City, MI 49686; and Veredus Funds, 6900 Bowling Blvd., Suite 250, Louisville, KY 40207.

                  (b) Information with respect to each director and officer of Unified Management Corporation is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

                  (c)      Not applicable.

Item 30.     Location of Accounts and Records
--------     --------------------------------

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 225 S. Meramec Ave., Suite 732 Tower, St. Louis, MO 63105 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 31.     Management Services Not Discussed in Parts A or B
--------     -------------------------------------------------

                  None.

Item 32.     Undertakings
--------     ------------

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

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                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis, State of Missouri on the 24th day of July, 1998.

                                  Sparrow Funds

                              By:   /s/ Gerald R. Sparrow
                                    Gerald R. Sparrow
                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                                  /s/Gerald R. Sparrow
                                  Gerald R. Sparrow
                                  President, Treasurer and Trustee
                                  July 24, 1998



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                                  EXHIBIT INDEX

                                                                       PAGE


1.  Agreement and Declaration of Trust.................................EX-99.B1

2.  By-laws ...........................................................EX-99.B2

3.  Proposed Management Agreement......................................EX-99.B5

4.  Opinion and Consent of Brown, Cummins & Brown Co., L.P.A...........EX-99.B10


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